UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 118.4%
Corporate — 9.3%
New Jersey EDA, RB, Continental Airlines Inc. Project (a):
7.00%, 11/15/30	$3,450	$3,462,937
7.20%, 11/15/30	2,000	2,007,500
New Jersey EDA, Refunding RB, AMT:
Series A, 5.70%, 10/01/39	1,500	1,647,315
Series B, 5.60%, 11/01/34	1,275	1,421,842
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,590,680
		11,130,274
County/City/Special District/School District — 17.8%
City of Margate City New Jersey, GO, Improvement, 5.00%, 1/15/28	1,085	1,220,072
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
4.50%, 7/01/34	1,075	1,115,205
4.50%, 7/01/35	175	180,964
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,237,412
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,811,808
5.50%, 10/01/29	2,630	3,315,562
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,192,780
5.38%, 1/01/44	2,400	2,645,976
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	1,790	159,292
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/29	1,000	1,069,640
School Facilities Construction, Series GG, 5.25%, 9/01/26	3,500	4,004,840
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,600	2,320,188
		21,273,739
Education — 13.1%
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,525	1,683,234
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series J, 5.25%, 7/01/38	580	627,821
Refunding Kean University, Series A, 5.50%, 9/01/36	2,060	2,285,055

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	$3,230	$3,479,873
Georgian Court University, Series D, 5.00%, 7/01/33	250	260,253
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	719,981
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,758,400
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT, 5.75%, 12/01/29	2,055	2,269,994
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	535	578,158
5.00%, 12/01/26	350	376,324
5.25%, 12/01/32	500	540,530
New Jersey Institute of Technology, GO, Series A, 5.00%, 7/01/42	970	1,069,958
		15,649,581
Health — 21.5%
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	492,890
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	813,823
Masonic Charity Foundation Project, 5.50%, 6/01/31	875	889,245
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	4,154,611
Seabrook Village Inc. Facility, 5.25%, 11/15/26	1,790	1,768,466
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/37	900	1,061,199
AHS Hospital Corp., 6.00%, 7/01/41	1,045	1,223,298
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,513,419
Kennedy Health System, 5.63%, 7/01/31	2,030	2,033,694
Meridian Health, Series I (AGC), 5.00%, 7/01/38	750	787,260
Virtua Health (AGC), 5.50%, 7/01/38	1,250	1,360,925

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	$1,255	$1,260,773
Barnabas Health, Series A, 5.63%, 7/01/32	580	621,337
Barnabas Health, Series A, 5.63%, 7/01/37	1,605	1,696,068
Meridian Health System Obligated Group Issue, 5.00%, 7/01/26	970	1,062,228
Robert Wood Johnson, 5.00%, 7/01/31	500	538,535
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,680,888
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,750	1,774,605
		25,733,264
Housing — 10.9%
Middlesex County Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,400,924
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,345	4,354,255
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	1,735	1,818,610
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,310	1,355,326
Series A, 4.75%, 11/01/29	1,185	1,246,821
Series AA, 6.38%, 10/01/28	1,250	1,373,938
Series AA, 6.50%, 10/01/38	1,395	1,496,723
		13,046,597
State — 20.4%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 5.22%, 11/01/26 (e)	6,000	3,612,060
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	5,000	5,669,000
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,000	1,189,670
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,623,217
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,344,400
New Jersey EDA, Refunding RB:
5.00%, 6/15/26	810	875,594

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
State (concluded)
New Jersey EDA, Refunding RB (concluded):
School Facilities Construction, Series AA, 5.50%, 12/15/29	$2,000	$2,248,880
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,885,725
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	2,000	2,227,080
5.25%, 6/15/28	600	663,690
		24,339,316
Transportation — 22.8%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	800	858,904
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	1,970	2,172,161
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 4.86%, 12/15/32 (e)	4,000	1,457,000
Series A, 6.00%, 6/15/35	4,135	4,979,408
Series A, 5.88%, 12/15/38	1,770	2,017,694
Series A, 6.00%, 12/15/38	945	1,085,380
Series A, 5.50%, 6/15/41	1,000	1,139,940
Series A (AGC), 5.50%, 12/15/38	1,000	1,116,680
Series B, 5.25%, 6/15/36	2,500	2,793,550
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project, Series 6:
6.00%, 12/01/42	1,430	1,584,955
AMT (NPFGC), 5.75%, 12/01/22	6,000	6,000,900
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, 5.75%, 11/01/30	1,750	2,020,340
		27,226,912
Utilities — 2.6%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.42%, 9/01/33 (e)	2,000	713,760
Union County Utilities Authority, Refunding RB, New Jersey Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,439,050
		3,152,810
Total Municipal Bonds in New Jersey		141,552,493

Puerto Rico — 18.7%
Housing — 3.7%
Puerto Rico Housing Finance Authority, RB, Mortgage-Backed Securities, Series B, AMT (Ginnie Mae), 5.30%, 12/01/28	2,210	2,211,812

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Housing (concluded)
Puerto Rico Housing Finance Authority, Refunding RB, Mortgage-Backed Securities, Series A (Ginnie Mae), 5.20%, 12/01/33	$2,210	$2,212,166
		4,423,978
State — 11.3%
Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC) (b):
5.45%, 7/01/17 (f)	3,665	4,284,861
5.45%, 7/01/31	1,335	1,358,403
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	3,075	3,400,489
6.00%, 8/01/42	2,250	2,538,270
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub, Series C, 6.00%, 8/01/39	1,740	1,989,011
		13,571,034
Transportation — 2.8%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	295	314,774
Series CC (AGC), 5.50%, 7/01/31	935	1,083,104
Series CC (AGM), 5.50%, 7/01/30	1,680	1,950,866
		3,348,744
Utilities — 0.9%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	1,000	1,028,320
Total Municipal Bonds in Puerto Rico		22,372,076

Total Municipal Bonds – 137.1%		163,924,569

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New Jersey — 16.2%
Education — 4.2%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,000	3,439,920
State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	1,499	1,637,855
		5,077,775
Transportation — 6.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	2,215,700
Port Authority of New York & New Jersey, Refunding RB, AMT:
152nd Series, 5.25%, 11/01/35	2,039	2,206,964

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, AMT (concluded):
169th Series, 5.00%, 10/15/41	$3,495	$3,720,323
		8,142,987
Utilities — 5.2%
Union County Utilities Authority, Refunding RB, New Jersey Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	5,710	6,160,176
Total Municipal Bonds in New Jersey		19,380,938

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	1,180	1,291,156
Total Municipal Bonds in Puerto Rico		1,291,156

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 17.3%		20,672,094
Total Long-Term Investments (Cost – $172,772,746) – 154.4%		184,596,663

Short-Term Securities

	Shares
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	41,305	41,305
Total Short-Term Securities (Cost – $41,305) – 0.0%		41,305
Total Investments (Cost - $172,814,051*) – 154.4%		184,637,968
Other Assets Less Liabilities – 3.9%		4,651,894
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (8.9)%		(10,639,145)
AMPS, at Redemption Value – (49.4)%		(59,100,000)
Net Assets Applicable to Common Shares – 100.0%		$119,550,717

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$162,036,976
Gross unrealized appreciation	$13,796,221
Gross unrealized depreciation	(1,828,776)
Net unrealized appreciation	$11,967,445

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF New Jersey Municipal Money Fund	5,114,806	(5,073,501)	41,305	$133

(i)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
120	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$15,873,750	$(178,353)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
Fannie Mae	Federal National Mortgage Association
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2012	4

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$184,596,663	—	$184,596,663
Short-Term Securities	$41,305	—	—	41,305
Total	$41,305	$184,596,663	—	$184,637,968

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(178,353)	—	—	$(178,353)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$352,614	—	—	$352,614
Cash pledged as collateral for financial futures contracts	159,000	—	—	159,000
Liabilities:
TOB trust certificates	—	$(10,633,546)	—	(10,633,546)
Total	$511,614	$(10,633,546)	—	$(10,121,932)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 22, 2012